Shareholder Report, Line Graph (Details)	5 Months Ended
May 31, 2024 USD ($)
Mast Global Battery Recycling & Production ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Mast Global Battery Recycling & Production ETF NAV
Account Value	$ 9,675
Mast Global Battery Recycling & Production ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mast Global Battery Recycling & Production ETF Market
Account Value	$ 9,701
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 11,070